DERIVATIVE WARRANT LIABILITY (Details Narrative)								12 Months Ended
	Dec. 03, 2024 USD ($) $ / shares shares	Dec. 03, 2024 CAD ($) $ / shares	Sep. 25, 2024 USD ($) $ / shares shares	Sep. 25, 2024 CAD ($) $ / shares	Jul. 19, 2024 USD ($) $ / shares shares	Jul. 19, 2024 CAD ($)	Dec. 04, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 23, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 25,000,002	$ 35,000,003	$ 15,000,000	$ 20,400,000	$ 10,000,000	$ 13,700,003	$ 1,607,400
Number of shares issued | shares	5,555,556		4,000,000		3,333,334		1,786,000
Exercise price | $ / shares	$ 6.00				$ 4.00		$ 1.12				$ 5.09
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate, share options granted	2.91%	2.91%	2.79%	2.79%	3.35%	3.35%	3.54%	2.93%	3.54%
Expected volatility, share options granted	88.05%	88.05%	87.63%	87.63%	85.93%	85.93%	75.66%	88.05%	75.66%	83.51%
Description of expected estimated life	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Derivative financial liabilities | $							$ 954,537
Description of expected common shares	5 years	5 years	5 years	5 years	5 years	5 years
Warrant | $	$ 8,127,620		$ 4,842,347		$ 6,430,362
Share price | (per share)	$ 4.50	$ 6.29	$ 3.75	$ 5.10				$ 2.12	$ 4.11	$ 3.32
Warrants exercised | shares								1,598,200
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement | $								$ 20,631,082	$ 24,865
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2,777,778		2,000,000		3,333,334		1,786,000